RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(112)	$(110)
Loans and notes receivable	112	273
Receivables from Brookfield Corporation	874	—
Deposit payable to Brookfield Corporation(1)	(352)	—
Property-specific obligations	(1,473)	(1,724)
Corporate borrowings	(1,076)	(555)
Loans and notes payable and other liabilities	(901)	(871)
Preferred shares held by Brookfield Reinsurance Ltd. (”BNRE”)	(1,600)	—
Preferred shares held by Brookfield Corporation	(2,708)	(2,490)
Brookfield Corporation interest in Canholdco	(1,415)	(1,759)
(1) As of December 31, 2023, a $352 million on-demand deposit was payable to Brookfield Corporation, provided for in the deposit agreement with a $3.0 billion limit between the partnership and Brookfield Corporation.

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Transactions with related parties:
Commercial property revenue(1)	$57	$53	$35
Management fee income	163	92	42
Income from equity accounted investments	—	(22)	26
Interest expense on debt obligations	116	20	24
Capital calls, net funded by BNRE(5)	69	—	—
General and administrative expense(2)	345	327	271
Construction costs(3)	(66)	(68)	132
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	—	118	176
Distributions on Brookfield Corporation’s interest in Canholdco	49	113	369
Incentive Fees(4)	22	45	35
(1)Amounts received from Brookfield Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Corporation and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(5)BNRE, which is accounted for under the equity method by the Corporation, has an additional commitment in BSREP IV.